Financial instruments - Disclosure of financial instruments by category, liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Borrowings	€ 98,806	€ 57,834
Trade payables and accruals	41,491	68,119
Tax and employee-related liabilities	10,778	10,101
Lease liabilities	53,574	56,822	€ 52,088
Refund liabilities	143,085	254,581	€ 111,426
Other liabilities	32	44
TOTAL LIABILITIES	347,767	447,502
Liabilities at fair value through profit and loss
Disclosure of fair value measurement of liabilities [line items]
Borrowings	0	0
Trade payables and accruals	0	0
Tax and employee-related liabilities	0	0
Lease liabilities	0	0
Refund liabilities	0	0
Other liabilities	0	0
TOTAL LIABILITIES	0	0
Liabilities at amortized cost
Disclosure of fair value measurement of liabilities [line items]
Borrowings	98,806	57,834
Trade payables and accruals	41,491	68,119
Tax and employee-related liabilities	10,778	10,101
Lease liabilities	53,574	56,822
Refund liabilities	143,085	254,581
Other liabilities	32	44
TOTAL LIABILITIES	€ 347,767	€ 447,502